Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000141748
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 21,573	$ 19,247	$ 16,291	$ 20,358	$ 17,359	$ 15,272	$ 12,081	$ 13,094	$ 10,487	$ 9,892	$ 10,000
C000141747
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 552,787	492,042	415,540	517,856	440,491	386,609	304,968	329,721	263,474	247,856	250,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 645,302	543,774	439,282	536,636	440,526	380,083	297,707	326,117	266,435	247,822	250,000
Lipper Global Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Account Value	$ 21,786	19,459	16,336	19,893	16,843	14,615	11,768	13,187	10,760	9,927	10,000
Lipper Global Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Account Value	$ 544,656	$ 486,480	$ 408,394	$ 497,321	$ 421,070	$ 365,363	$ 294,189	$ 329,664	$ 269,001	$ 248,180	$ 250,000